Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Apr. 30, 2012
Federal capital loss carryforward [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	$ 1,917
Deferred tax asset related to tax carryforwards	694
Valuation Allowance	0
Expiration Date	2017
State loss carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	63,482
Deferred tax asset related to tax carryforwards	3,154
Valuation Allowance	2,935
Expiration Date	2013 to 2031
State tax credit carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	0
Deferred tax asset related to tax carryforwards	1,636
Valuation Allowance	0
Expiration Date	2019
Foreign jurisdictional tax credit carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	0
Deferred tax asset related to tax carryforwards	10
Valuation Allowance	0
Expiration Date	2015
Total tax carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	65,399
Deferred tax asset related to tax carryforwards	5,494
Valuation Allowance	$ 2,935